Taxation (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax credit	£ 1,400	£ 2,100	£ 2,700	£ 3,400
Tax expense	(1,422)	(2,099)	(2,683)	(3,412)
US
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Tax expense	£ 12	£ 20	£ 52	£ 19